Document and Entity Information	12 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	MANAGERS AMG FUNDS
Central Index Key	0001089951
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013